UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 10, 2005

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:
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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    2,762       65,136 SH                     0   0     0
Adobe Systems	   COM             00724F 10 1      813       27,250 SH                     0   0     0
Agilent Technologies COM             00846U 10 1      202	     6,155 SH                     0   0     0
Amgen Inc.           COM             031162 10 0    2,822       35,427 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    2,843       66,048 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,586       60,092 SH                     0   0     0
Bank of America Corp COM             060505 10 4    1,230       29,218 SH                     0   0     0
Baxter International COM             071813 10 9    3,081       77,280 SH                     0   0     0
Becton Dickinson & CoCOM             075887 10 9    2,214	    42,224 SH                     0   0     0
Bell South           COM             079860 10 2      878       33,401 SH                     0   0     0
Berkshire Hathaway ClCOM             084670 20 7      898          329 SH                     0   0     0
Boeing               COM             097023 10 5    2,449       36,040 SH                     0   0     0
BP Amoco             AMERN SH        110889 40 9    3,859       54,472 SH                     0   0     0
Bristol Myers Squibb COM             110122 10 8    1,338       55,612 SH                     0   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,648       65,014 SH                     0   0     0
Chevron Corp         COM             166764 10 0    4,096       63,284 SH                     0   0     0
Cisco Systems        COM             17275R 10 2    2,576      143,758 SH                     0   0     0
Citigroup Inc        COM             172967 10 1    1,422       31,228 SH                     0   0     0
Citizens Comm        COM             17453B 10 1      425       31,375 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    2,570       59,509 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,411       49,027 SH                     0   0     0
Comcast Corp New Cl ACOM             20030N 20 0      808       27,511 SH                     0   0     0
ConocoPhillips       COM             20825C 10 4    2,129       30,460 SH                     0   0     0
Corning Inc          COM             219350 10 5    1,138       58,859 SH                     0   0     0
Costco Companies Inc.COM             22160Q 10 2    2,254       52,303 SH                     0   0     0
Disney               COM             254687 10 6    1,676       69,439 SH                     0   0     0
Dow Jones            COM             260561 10 5      423       11,088 SH                     0   0     0
EMC Corp             COM             268648 10 2    1,054       81,460 SH                     0   0     0
Ebay Inc.            COM             278642 10 3    1,042       25,300 SH                     0   0     0
Electronic Arts Inc. COM             285512 10 9      270        4,750 SH                     0   0     0
Eli Lilly            COM             532457 10 8    2,762       51,609 SH                     0   0     0
Emerson Electric     COM             291011 10 4    1,441       20,070 SH                     0   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,965       46,668 SH                     0   0     0
Fifth Third Bancorp  COM             316773 10 0      682       18,575 SH                     0   0     0
First Data Corp.     COM             319963 10 4    2,035       50,881 SH                     0   0     0
Gannett              COM             364730 10 1    3,060       44,457 SH                     0   0     0
General Electric     COM             369604 10 3    3,764      111,798 SH                     0   0     0
General Mills	   COM             370334 10 4    1,745       36,208 SH                     0   0     0
Hain Celestial Group COM             405217 10 0      328       16,900 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,313      113,468 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    2,232       58,514 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      596       13,950 SH                     0   0     0
Hubbell Inc Class B  CL  B           443510 20 1      485       10,336 SH                     0   0     0
Hutton Tele Trust                    447900 10 1       73       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    3,844      155,951 SH                     0   0     0
Intl Business MachineCOM             459200 10 1    4,869       60,690 SH                     0   0     0
Intl Game Technology COM             459902 10 2      926       34,300 SH                     0   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    4,866       76,900 SH                     0   0     0
Kansas City Life Ins COM             484836 10 1      215        4,200 SH                     0   0     0
Lee Enterprises      COM             523768 10 9      777       18,302 SH                     0   0     0
Liberty Media New    COM             530718 10 5    1,180      146,584 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       63       19,309 SH                     0   0     0
Masco Corp           COM             574599 10 6    2,400       78,211 SH                     0   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,403       73,635 SH                     0   0     0
McClatchy Newspapers CL  A           579489 10 5      708       10,850 SH                     0   0     0
Medtronic Inc.       COM             585055 10 6      454        8,475 SH                     0   0     0
Merck                COM             589331 10 7      755       27,742 SH                     0   0     0
Microsoft Corp.      COM             594918 10 4    2,966      115,267 SH                     0   0     0
Minnesota Mining     COM             604059 10 5    2,814       38,365 SH                     0   0     0
Motorola             COM             620076 10 9    2,050       93,066 SH                     0   0     0
New York Times Class CL  A           650111 10 7    1,390       46,713 SH                     0   0     0
Oracle Corp		   COM             68389X 10 5      695 	    56,056 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    4,444       78,366 SH                     0   0     0
Pfizer Inc           COM             717081 10 3    6,167      246,991 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    4,271       71,826 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      459        6,987 SH                     0   0     0
S B C Communications COM             78387G 10 3    1,944       81,113 SH                     0   0     0
Schlumberger         COM             806857 10 8    3,412       40,440 SH                     0   0     0
Servicemaster        COM             81760N 10 9      207       15,306 SH                     0   0     0
Sysco Corp.          COM             871829 10 7    1,603       51,108 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,099       59,676 SH                     0   0     0
Time Warner Inc      COM             887317 10 5    2,054      113,393 SH                     0   0     0
Tribune Co           COM             896047 10 7    1,586       46,794 SH                     0   0     0
U S T Inc            COM             902911 10 6      643       15,350 SH                     0   0     0
Union Pacific Corp   COM             907818 10 8      841       11,730 SH                     0   0     0
United Parcel ServiceCOM		 911312 10 6    2,595       37,530 SH 		          0   0     0
Verizon CommunicationCOM             92343v 10 4    2,663       81,460 SH                     0   0     0
Viacom Inc.          CL  B           925524 30 8    1,076       32,605 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,345       90,304 SH                     0   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,504       34,314 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    1,605       27,408 SH                     0   0     0
Wyeth                COM		 983024 10 0    3,768  	    81,436 SH  	 	          0   0     0
Yahoo! Inc.          COM             984332 10 6      936       27,670 SH                     0   0     0
